General	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
Note 1:  General

Fiverr International Ltd. was incorporated on April 29, 2010, under the laws of Israel, and commenced operations on the same date.

Fiverr International Ltd. and its subsidiaries (the “Company”) operates a worldwide online marketplace for sellers to sell their services and buyers to buy them. The Company’s platform features an extensive catalog of digital services that spans over hundreds of categories. Buyers can purchase digital services ranging from simple services such as logo design and blog post writing, to complex services such as video creation, website development and social media marketing.

Commencing June 13, 2019, the ordinary shares of the Company are traded on the New York Stock Exchange.